Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,383,000.00
Previously Paid Amount	0.00
Total Fee Amount	329.09
Total Offset Amount	0.00
Net Fee	329.09
Narrative - Max Aggregate Offering Price	$ 2,383,000.00
Final Prospectus	true